FAIR VALUE MEASUREMENT	3 Months Ended	6 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT

NOTE 4 - FAIR VALUE MEASURMENT:

a.	Financial Assets and Liabilities Measured at Fair Value. The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The following table summarizes the balances for those financial liabilities where fair value measurements are estimated utilizing Level 2 and Level 3 inputs:

		September 30	June 30
	Level	2012	2012
		($ in thousands)

2012 Warrants at fair value	2	$4,979	$1,706
Embedded derivative	3	-	49
		$4,979	$1,755

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

Embedded Derivative
($ in thousands)

Balance as of July 1, 2012	$49
Total losses (gains) (realized and unrealized) - included in earnings - financial expenses , net	(49)
Balance as of September 30, 2012	$-

Level 3 liabilities include an embedded derivative related to the Company's 2012 Convertible Debentures. The Company values the Level 3 embedded derivative using an internally developed valuation model, whose inputs include recovery rates, credit spreads, stock prices, and volatilities, as described below.

The fair value of the warrants included in Level 2 is estimated using the Black Scholes model.

In calculating the fair value of warrants at September 30, 2012, the Company used the following assumptions: expected term of 4.52 years; expected volatility of 69.9%; risk-free interest rate of 0.54%; and dividend yield of 0%.

b.	Financial Assets and Liabilities Not Measured Using Fair Value Method

The carrying amounts of financial instruments included in working capital approximate their fair value either because these amounts are presented at fair value or due to the relatively short-term maturities of such instruments. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy. The carrying amount of the Company's other financial long-term assets approximate their fair value.

The fair value of the Company's 2012 Convertible Debentures approximates the carrying amount (after considering the beneficial conversion feature). If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.

NOTE 3 - FAIR VALUE MEASURMENT

Items Measured at Fair Value on a Recurring Basis

a.	The following table summarizes the balances for those financial liabilities where fair value measurements are estimated utilizing Level 2 and Level 3 inputs:

		June 30	December 31
	Level	2012	2011	2010
		($ in thousands)

2010 Convertible Debentures	3	$-	$-	$1,044
2012 Warrants at fair value	2	1,706
Embedded derivative	3	49
		$1,755	$-	$1,044

b.	The following tables summarize the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	Embedded Derivative	Convertible Loan
	($ in thousands)	($ in thousands)

Balance as of January 1, 2010	$-	$-
Issuances		1,133
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net		(89)
Balance as of December 31, 2010	-	1,044
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net		624
Convertion to Company's shares of common stock		(668)
Redemption		(1,000)
Balance as of December 31, 2011	-	-
Issuances	8
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net	41
Balance as of June 30, 2012	$49	$-

Level 3 liabilities include an embedded derivative related to the Company's senior secured convertible debenture due April 5, 2014, as described in Note 6a. The Company values the Level 3 embedded derivative using an internally developed valuation model, whose inputs include recovery rates, credit spreads, stock prices, and volatilities, as described below.

In calculating the fair value of embedded derivative, the Company used the following assumptions: Company's credit spread of 23.1% and 26.5% for the transaction date and for June 30, 2012, respectively, Company's recovery rate of 49.8% and 49.8% for the transaction date and for June 30, 2012, respectively, probability of non-financial event of default 5% and 5% for the transaction date and for June 30, 2012, respectively.

The credit spread is the yield to maturity of risky bonds over risk free bonds and was based on an average of sample comparable companies.

The recovery rate is the estimated amount to be recovered through bankruptcy procedures in event of a default, expressed as a percentage of face value.

A non-financial event of default is a contractual event of default which does not result from a declining financial standing of the Company.

The fair value of the warrants included in Level 2 is estimated using the Black & Scholes model.

In calculating the fair value of warrants, the Company used the following assumptions: expected term of 5 and 4.76 years for the transaction date and for June 30, 2012, respectively; expected volatility of 66.1% and 69.6% for the transaction date and for June 30, 2012, respectively; risk-free interest rate of 1.01% and 0.72% for the transaction date and for June 30, 2012, respectively; and dividend yield of 0%.

The carrying amounts of financial instruments included in working capital approximate their fair value either because these amounts are presented at fair value or due to the relatively short-term maturities of such instruments. The carrying amount of the Company's other financial long-term assets and other financial long-term liabilities (other than the debentures) approximate their fair value. The fair value of the Company's senior secured convertible debenture due April 5, 2014 approximates the carrying amount (after considering the BCF, as described in Note 6a).